25. Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2017
Shareholders Equity Tables
Schedule of subscribed and paid up capital
	2017	2016

Value paid up	9,913,415	9,913,415
(-) Funding costs	(47,117)	(47,117)
Net value paid up	9,866,298	9,866,298

Number of common shares	2,421,032,479	2,421,032,479

Schedule of reserves
	2017	2016

Special goodwill reserve	380,560	380,560
Stock options	35,601	24,678
Tax benefit reserve	1,271,404	1,158,911
	1,687,565	1,564,149

Schedule of dividends calculation
	2017	2016

Net income for the year	1,234,507	750,427
(-) Legal reserve constitution	(61,725)	(37,521)
(-) Tax incentives not to be distributed	(112,493)	(118,250)
Profit	1,060,289	594,656

Minimum dividends calculated considering 25% of the profit	265,072	148,664

Breakdown of dividends payable and interest on equity:
Interest on shareholders’ equity	189,991	-
Dividends	103,325	148,664
Total dividends distributed and proposed	293,316	148,664
IRRF tax on interest on equity	(28,244)	-
Total dividends and interest on shareholders’ equity, net	265,072	148,664

Dividends per share (Reais per share)	0.11	0.06

Changes in dividends and interest on equity to be paid
Balance as at December 31, 2016	206,112

Intermediate interest on equity (after IRRF)	161,492
Statute of limitations of dividends	(23,179)
Payment of dividends and interest on equity	(304,415)
Withholding tax on interest on equity for tax-exempt shareholders	256
Dividends proposed	103,325

Balance as at December 31, 2017	143,591